CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 1,457	$ 2,720	$ 10,735
Restricted cash and investments	1,796	9,169	3,321
Accounts receivable, net of allowance of $12,487 and $6,708	3,327	8,805	24,294
Prepaid expenses and other	2,130	3,214	1,746
Deferred tax asset		0	569
Assets of disposal group held for sale	49,824	1,249	5,813
Assets of disposal group held for use		0	4,592
Assets of variable interest entity held for sale		0	5,924
Total current assets	58,534	25,157	56,994
Restricted cash and investments	3,682	3,558	5,456
Property and equipment, net	79,320	126,676	130,993
Intangible assets—bed licenses	2,471	2,471	2,471
Intangible assets—lease rights, net	2,920	3,420	4,087
Goodwill	2,105	4,183	4,224
Lease deposits	1,426	1,812	1,683
Deferred financing costs, net		2,913	3,464
Other assets	3,855	1,996	590
Total assets	154,313	169,273	209,962
Current Liabilities:
Current portion of notes payable and other debt	11,464	50,960	2,436
Current portion of convertible debt	7,700	0	14,000
Revolving credit facilities and lines of credit		0	5,576
Accounts payable	4,041	8,741	16,434
Accrued expenses	4,278	3,125	15,653
Liabilities of disposal group held for sale	32,036	958	5,197
Liabilities of disposal group held for use		0	4,035
Liabilities of variable interest entity held for sale		0	5,956
Accrued Liabilities and Other Liabilities	6,089	3,125
Total current liabilities	61,330	63,784	69,287
Notes payable and other debt, net of current portion:
Senior debt	56,174	54,742	106,089
Bonds, net	6,566	6,600	7,011
Convertible debt	1,394	8,968	0
Revolving credit facilities and lines of credit		0	1,059
Other debt	169	531	0
Other liabilities	4,346	3,380	2,130
Deferred tax liability		389	605
Total liabilities	130,368	138,394	186,181
Commitments and contingencies (Note 15)
Preferred stock, no par value; 5,000 and 5,000 shares authorized; 2,427 and 950 shares issued and outstanding, redemption amount $60,273 and $23,750 at December 31, 2015 and 2014, respectively	61,504	54,714	20,392
Stockholders' equity:
Common stock and additional paid-in capital, no par value; 55,000 shares authorized; 19,861 and 19,151 shares issued and outstanding at December 31, 2015 and 2014, respectively	61,611	60,958	61,896
Accumulated deficit	(99,170)	(84,793)	(56,067)
Total stockholders' equity (deficit)	(37,559)	(23,835)	5,829
Noncontrolling interest in subsidiary		0	(2,440)
Total equity (deficit)	(37,559)	(23,835)	3,389
Total liabilities and equity (deficit)	$ 154,313	$ 169,273	$ 209,962